Related party transactions	12 Months Ended
Mar. 29, 2014
Related Party Transactions [Abstract]
Related party transactions
14.	Related party transactions:

(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 29, 2014	March 30, 2013	March 31, 2012
	(In thousands)
Transactions:
Purchases of inventory from supplier related to shareholder	$—	$262	$1,803
Management fees to a related party	188	180	158
Consultant fees to a related party	156	165	165
Expense reimbursement to a related party	237	241	238
Interest expense on cash advance received from controlling shareholder	164	308	609
Wholesale distribution service payments to a related party	1	3	11
Balances:
Accounts payable to supplier related to shareholder	—	31	170
Accounts payable to related parties	57	65	69
Interest payable on cash advance received from controlling shareholder	13	14	47

(b)	On June 8, 2011, the Board of Directors approved the Company entering into a Management Consulting Service Agreement with Montrovest. Under the agreement, the Company pays Montrovest an annual retainer fee of €140,000 in exchange for services related to the raising of capital for international expansion projects and such other services relating to merchandising and/or marketing of the Company’s products as the Company may request. The agreement was in effect until June 8, 2012 and will be extended automatically for successive terms of one year unless either party gives a 60 days’ notice of its intention not to renew. The yearly renewal of the agreement is subject to the review and approval of the Company’s Corporate Governance Committee and the Board of Directors. In fiscal 2014 and fiscal 2013, the Company paid €140,000 (approximately $188,000 and $180,000 in U.S. dollars, respectively), under this agreement to Montrovest. The agreement was renewed for an additional one year period ending June 8, 2015. The Company’s Board of Directors approved entering into the agreement and its renewal with Montrovest in accordance with the Company’s Code of Conduct relating to related party transactions. Mr. Berclaz, one of the Company’s former directors, was the Chairman of the Supervisory Board of Directors of Montrovest prior to his death in April 2013 and Mr. Coda Nunziante, the Company’s Vice President, Strategy was a managing director of Montrovest until June 30, 2012. As a result of entering into amendments to its senior secured revolving loan agreement and senior secured term loan agreement as described in note 16, the Company is not permitted to make payments under this contract until the Recapitalization Plan has been executed.

(c)

In February 2009 and May 2009, the Company received a $2.0 million and a $3.0 million, respectively, cash advance from Montrovest, to finance its working capital needs and for general corporate purposes. This advance and any interest thereon is subordinated to the indebtedness of the Company’s existing senior credit facilities and secured term loans and was convertible into a convertible debenture or Class A voting shares in the event of a private placement or repayable upon demand by Montrovest once conditions stipulated in the Company’s senior credit facilities permit such a payment. The cash advance bore interest at an annual rate of 16%, net of any withholding taxes, representing an effective interest rate of approximately 17.8%. If converted into convertible debentures or Class A voting shares, a fee of 7% of the outstanding principal amount of the cash advance would have been paid to Montrovest. In June 2011, the Company amended it cash advance agreements with Montrovest. Under the terms of the amended agreements, the annual interest rate on the $5.0 million in cash advances outstanding was reduced from 16%, net of withholding taxes to 11%, net of withholding taxes representing an effective interest rate of approximately 12.2%. The amended agreements eliminated the convertibility of the cash advances into convertible debentures or Class A voting shares in the event of a private placement and also eliminated the payment of a 7% fee if the debt was converted into convertible debentures or Class A voting shares. The Company also amended its management subordination agreement with Montrovest and its senior lenders, eliminating the payment of any success fee to Montrovest if the Company receives net cash proceeds of $5 million or more related to an equity issuance. The Company paid a one-time fee of $75,000 to Montrovest associated with the amendment of the cash advance agreements. In August 2012, a partial repayment of $3.5 million was made on these cash advances. As a result of entering into amendments to its senior secured revolving loan agreement and senior secured term loan agreement as described in note 16, the Company is not permitted to make interest or principal payments related to the cash advance agreement until the Recapitalization Plan has been executed.

(d)	In August 2002, the Company entered into a Diamond Inventory Supply Agreement with Prime Investments S.A. and a series of conditional sale agreements with companies affiliated with Prime Investments S.A. pursuant to which Prime Investments S.A. or a related party is entitled to supply Birks and its subsidiaries or affiliates with at least 45%, on an annualized cost basis, of such company’s aggregate loose diamond requirements, conditional upon the prices remaining competitive relative to market and needs in terms of quality, cut standards and specifications being satisfied. During fiscal 2014, Birks did not purchase any diamonds from Prime Investments S.A. and related parties and during 2013, Birks purchased approximately $0.3 million of diamonds from Prime Investments S.A. and related parties, respectively. As of March 29, 2014, Prime Investments S.A. beneficially owned 15.1% of the Company’s outstanding Class A voting shares.

(e)	On June 30, 2009, the Company’s Board of Directors approved the Company entering into a consulting services agreement with Gestofi S.A. (“Gestofi”) in accordance with the Company’s Code of Conduct relating to related party transactions. Under the agreement, Gestofi undertook to assign Mr. Niccolò Rossi di Montelera as the employee of Gestofi responsible for providing the consulting services related to the development of our Company’s e-commerce, new product development, wholesale business and such other services reasonably requested by the Company’s Chief Executive Officer or Chairman (collectively, the “Consulting Services”). The Consulting Services are provided to the Company for a fee of approximately Cdn$13,700 ($12,383 in U.S. dollars) per month less any applicable taxes plus out of pocket expenses. The initial one-year term of the agreement began on August 1, 2009, and the agreement may be renewed for additional one-year terms. The agreement has been renewed yearly and was renewed in June 2014 for an additional one-year term with the monthly fee changed to 13,000 Swiss francs ($16,912 in U.S. dollars) per month. Mr. Niccolò Rossi di Montelera is a member of the Board of Directors and the son of Dr. Lorenzo Rossi di Montelera, Birks Group’s Chairman and a director and chairman of the board of Gestofi.

(f)	In accordance with the Company’s Code of Conduct related to related party transactions, in April 2011 and February 2012, April 2013 and April 2014, the Corporate Governance Committee and Board of Directors approved the reimbursement of expenses, such as rent, communication, administrative support and analytical service costs, incurred by Regaluxe in supporting the office of Dr. Lorenzo Rossi di Montelera and of Mr. Niccolò Rossi di Montelera, the Chairman of our Executive Committee, for work performed on behalf of the Company, up to a yearly maximum of $250,000. The yearly maximum was increased to $260,000 in fiscal 2014. During fiscal 2014 and 2013, the Company paid $237,000 and $241,000 to Regaluxe under this agreement, respectively.

(g)	In April 2011, the Corporate Governance Committee and Board of Directors approved the Company’s entering in a Wholesale and Distribution Agreement with Regaluxe S.r.l. Under the agreement, Regaluxe S.r.l. is to provide services to the Company to support the distribution of the Company’s products in Italy through authorized dealers. The initial one-year term of the agreement began on June 1, 2011. Under this agreement the Company pays Regaluxe S.r.l. a net price for the Company’s products equivalent to the price, net of taxes, for the products paid by retailers to Regaluxe S.r.l. less a discount factor of 3.5%. The agreement’s initial term was until May 31, 2012 and may be renewed by mutual agreement for additional one-year terms. This agreement has been renewed yearly and in April 2014, this agreement was renewed for an additional one year period. During fiscal 2014 and 2013, the Company paid approximately $1,000 and $3,000 to Regaluxe S.r.L. under this agreement, respectively.

(h)	In August 2013, the Company executed $5.0 million convertible debenture agreements of which $4.8 million was with its controlling shareholder, Montrovest B.V. (“Montrovest”), convertible into Class A voting shares (the “Debentures”). The Debentures had an annual interest rate of 6%, payable in the form of additional Class A voting shares at the time of conversion of the Debentures at the same conversion price as the Debentures. The $5.0 million of Debentures were converted into 2,941,085 Class A voting shares at the end of August 2013 at an average price of $1.70 per share of which Montrovest received 2,828,634 Class A voting shares of the Company. See note 10.